Organization and Nature of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 unit
Organization and Nature of Operations [Line Items]
Limited Liability Company Number Of Members	1
Cumulative net loss	$ 326,027
Sabine Pass LNG terminal [Member]
Organization and Nature of Operations [Line Items]
Number Of LNG Storage Tanks	5
Storage Capacity, in Bcfe	16.9
Number Of Docks	2
Regasification capacity, in Bcf/d	4.0
Number of Liquefaction LNG Trains	6
Sabine Pass LNG terminal [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Volume of Vessel, in cubic meters	265,000
Cheniere Energy, Inc. [Member] | Cheniere Energy Partners, LP [Member]
Organization and Nature of Operations [Line Items]
Indirect ownership percentage	49.20%